Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes of rights over leased assets - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Buildings [Member] | Gross balance [Member]
Gross Balance
Balance as of January 1		$ 123,215	$ 130,853
Additions		12,123	7,907
Write-downs		(10,468)	(15,538)
Remeasurement			(7)
Others		108
Balance as of December 31		124,978	123,215
Buildings [Member] | Accumulated Depreciation [Member]
Gross Balance
Balance as of January 1		(33,560)	(18,722)
Depreciation of the year	[1]	(18,244)	(18,867)
Write-downs		5,064	4,029
Remeasurement		(3)
Balance as of December 31		(46,743)	(33,560)
Accumulated Depreciation
Net changes of the rights over leased assets, Balance as of December 31		78,235	89,655
Floor space for ATMs [Member] | Gross balance [Member]
Gross Balance
Balance as of January 1		40,445	41,960
Additions		2,867	1,319
Write-downs		(1,055)	(1,197)
Remeasurement		(206)	(1,637)
Others
Balance as of December 31		42,051	40,445
Floor space for ATMs [Member] | Accumulated Depreciation [Member]
Gross Balance
Balance as of January 1		(16,496)	(9,091)
Depreciation of the year	[1]	(10,095)	(7,774)
Write-downs		1,025	369
Remeasurement
Balance as of December 31		(25,566)	(16,496)
Accumulated Depreciation
Net changes of the rights over leased assets, Balance as of December 31		16,485	23,949
Improvements to leased properties [Member] | Gross balance [Member]
Gross Balance
Balance as of January 1		26,579	27,254
Additions		1,386	847
Write-downs		(1,899)	(1,522)
Remeasurement
Others
Balance as of December 31		26,066	26,579
Improvements to leased properties [Member] | Accumulated Depreciation [Member]
Gross Balance
Balance as of January 1		(21,354)	(21,589)
Depreciation of the year	[1]	(860)	(1,006)
Write-downs		1,616	1,241
Remeasurement
Balance as of December 31		(20,598)	(21,354)
Accumulated Depreciation
Net changes of the rights over leased assets, Balance as of December 31		5,468	5,225
Total [Member] | Gross balance [Member]
Gross Balance
Balance as of January 1		190,239	200,067
Additions		16,376	10,073
Write-downs		(13,422)	(18,257)
Remeasurement		(206)	(1,644)
Others		108
Balance as of December 31		193,095	190,239
Total [Member] | Accumulated Depreciation [Member]
Gross Balance
Balance as of January 1		(71,410)	(49,402)
Depreciation of the year	[1]	(29,199)	(27,647)
Write-downs		7,705	5,639
Remeasurement		(3)
Balance as of December 31		(92,907)	(71,410)
Accumulated Depreciation
Net changes of the rights over leased assets, Balance as of December 31		$ 100,188	$ 118,829

[1]	See Note No.37 Depreciation, Amortization and Impairment. Does not include provision for impairment of Ch$1 million.